19. BONDS PAYABLE AND PROMISSORY NOTES (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 98,259,850	$ 118,565,920
1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	8,932,710	13,174,001
2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	8,932,720	8,782,657
3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	8,782,656
4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	8,782,666
Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 80,394,420	$ 79,043,940
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	3.78%	3.78%
Nominal rate	3.50%	3.50%
Bonds payable and promissory notes, non-current	$ 0	$ 13,174,001
Viña Concha y Toro S.A. | Banco de Chile | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	13,174,001
Viña Concha y Toro S.A. | Banco de Chile | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 0	$ 0
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	2.29%	2.29%
Nominal rate	2.50%	2.50%
Bonds payable and promissory notes, non-current	$ 17,865,430	$ 26,347,979
Viña Concha y Toro S.A. | Banco de Chile | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	8,932,710	0
Viña Concha y Toro S.A. | Banco de Chile | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	8,932,720	8,782,657
Viña Concha y Toro S.A. | Banco de Chile | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	8,782,656
Viña Concha y Toro S.A. | Banco de Chile | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	8,782,666
Viña Concha y Toro S.A. | Banco de Chile | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 0	$ 0
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	3.53%	3.53%
Nominal rate	3.30%	3.30%
Bonds payable and promissory notes, non-current	$ 26,798,140	$ 26,347,980
Viña Concha y Toro S.A. | Banco de Chile | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 26,798,140	$ 26,347,980
Viña Concha y Toro S.A. | Banco Bice
Disclosure of detailed information about borrowings [line items]
Effective rate	2.75%	2.75%
Nominal rate	2.40%	2.40%
Bonds payable and promissory notes, non-current	$ 53,596,280	$ 52,695,960
Viña Concha y Toro S.A. | Banco Bice | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco Bice | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco Bice | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco Bice | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco Bice | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 53,596,280	$ 52,695,960